Basis of Presentation and Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts receivable [Rollforward]
Beginning balance	$ 686	$ 172	$ 524
Add: bad debt expense	1,890	542	144
Less: write-offs, net of recoveries	(2)	(28)	(496)
Ending balance	$ 2,574	$ 686	$ 172